Change in Accounting Policy	12 Months Ended
Dec. 31, 2018
Change in Accounting Policy [Abstract]
Accounting Changes and Error Corrections [Text Block]

2. CHANGE IN ACCOUNTING POLICY

The new USGAAP accounting policies that are applicable to, and adopted by the Company in 2018, are described as follows:

Leases

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842), including all related amendments, using the modified retrospective approach. The standard requires lessees to recognize leases on the balance sheet for all leases with a term of longer than twelve months and disclose key information about leasing arrangements.

As permitted by the optional transition method, Emera did not restate comparative financial information in the Company’s consolidated financial statements, did not reassess whether any expired or existing contracts contained leases and carried forward existing lease classifications. Additionally, the Company elected to not evaluate existing land easements under the new standard if the land easements were not previously accounted for under the leasing guidance within ASC Topic 840. The Company elected to use hindsight to determine the lease term for existing leases which resulted in the shortening of lease terms for certain existing leases. The Company also elected to not separate lease components from non-lease components for all lessee and lessor arrangements.

Emera has implemented additional processes and controls to facilitate the identification, tracking and reporting of potential leases based on the requirements of the standard. There were no updates to systems as a result of implementation.

The Company’s adoption of this new standard resulted in right-of-use (“ROU”) assets and lease liabilities of approximately $x million and $x million, respectively, as of January 1, 2019. The lease liabilities were measured at the present value of remaining lease payments using the Company’s incremental borrowing rate. The associated ROU assets were measured at the amount equal to the lease liability as of January 1, 2019 adjusted by the amount of any prepaid or accrued lease payments related to the lease recognized in the Consolidated Balance Sheet immediately before the date of transition.

There was no impact to opening retained earnings as at January 1, 2019 or the Company’s net income or cash flows for the three months ended March 31, 2019 as a result of the adoption of the standard. There were no significant impacts to Emera’s accounting for lessor arrangements. The notes to the consolidated financial statements include new required disclosures regarding key information on leases. Refer to note XX for further detail.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Updates (“ASU”) No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The standard allows reclassification from accumulated other comprehensive income to retained earnings for certain tax effects resulting from the US Tax Cuts and Jobs Act that would otherwise be stranded in accumulated other comprehensive income. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2018, with early adoption permitted. The Company early adopted the standard in Q2 2018 and elected to not reclassify tax effects resulting from the US Tax Cuts and Jobs Act stranded in accumulated other comprehensive income to retained earnings as amounts were not material. Emera utilizes a portfolio approach to determine the timing and extent to which stranded income tax effects from items that were previously recorded in accumulated other comprehensive income are released.

Revenue from Contracts with Customers

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers and all the related amendments, which created a new, principle-based revenue recognition framework. The standard has been codified as Accounting Standards Codification (“ASC”) Topic 606. The core principle is that a company should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled to. The guidance requires additional disclosures regarding the nature, amount, timing and uncertainty of revenue and related cash flows arising from contracts with customers. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017.

The Company adopted ASC 606 using the modified retrospective method. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with historic accounting practices. The adoption of ASC 606 resulted in no adjustments to the Company’s opening retained earnings as of the adoption date. The impact of the adoption of the new standard was immaterial to the Company’s net income and is expected to be immaterial on an ongoing basis.

Recognition and Measurement of Financial Assets and Financial Liabilities

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities and all of the related amendments. The standard provides guidance for the recognition, measurement, presentation and disclosure of financial assets and liabilities. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017.

The standard requires investments in equity securities, except those accounted for under the equity method of accounting or those that result in consolidation, to be measured at fair value. The Company has elected to measure equity securities that do not have a readily determinable fair value at cost minus impairment (if any), plus or minus observable price changes resulting from transactions for the identical or similar investments of the same issuer. The standard eliminates the available-for-sale classification for equity investments that recognized changes in the fair value as a component of other comprehensive income, resulting in all changes in fair value being recognized in net income. The impact as a result of the remeasurement of equity investments is expected to be immaterial to the Company’s net income on an ongoing basis. A cumulative-effect adjustment of $4 million was made which increased retained earnings in the Consolidated Balance Sheet as of January 1, 2018.

Clarifying the Definition of a Business

In January 2017, the FASB issued ASU 2017-01, Clarifying the Definition of a Business. The standard provides guidance to assist entities with evaluating when a set of transferred assets and activities is a business. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017 and is required to be applied prospectively. The Company adopted ASU 2017-01 effective January 1, 2018. There was no impact on the consolidated financial statements as a result of the adoption of this standard.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The guidance requires the service cost component of defined benefit pension or other postretirement benefit plans to be reported in the same line items as other compensation costs. The other components of net benefit cost are required to be presented in the Consolidated Statements of Income outside of income from operations. Only the service cost component is eligible for capitalization as property, plant and equipment under this guidance. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017. The guidance is required to be applied retrospectively for presentation in the Consolidated Statements of Income and prospectively for the guidance around capitalization.

The Company adopted ASU 2017-07 effective January 1, 2018 and December 31, 2017 balances have been retrospectively restated in the Consolidated Statements of Income. The standard allows the Company to use the amounts disclosed in its pension and other postretirement benefit plan note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. This change resulted in $27 million of costs, previously presented within “Operating, maintenance and general”, being reclassified to “Other income (expense), net” in the Consolidated Statements of Income for the year ended December 31, 2017.